Capital provision assets	12 Months Ended
Dec. 31, 2023
Capital provision assets.
Capital provision assets

6. Capital provision assets

Capital provision assets are financial instruments that relate to the provision of capital in connection with legal finance. Capital provision-direct assets represent those assets for which the Group has provided financing directly to a client or to finance a principal position in a legal finance asset. BOF-C is included in capital provision-direct assets because the Group does not invest any capital in BOF-C. Capital provision-indirect assets represent those assets for which the Group’s capital is provided through a private fund as a limited partner contribution. For the years ended December 31, 2023 and 2022, activity in the capital provision-indirect assets related primarily to those assets held through the Advantage Fund, which closed during the year ended December 31, 2022, whereas capital provision-indirect assets consisted entirely of assets held through the Strategic Value Fund for the year ended December 31, 2021. The table below sets forth the changes in capital provision assets at the beginning and end of the relevant reporting periods.

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	3,735,556	3,117,263
Deployments	682,027	727,298
Realizations	(708,293)	(426,734)
Income/(loss) for the period	1,333,262	330,811
Foreign exchange gains/(losses)	2,836	(13,082)
At end of period	5,045,388	3,735,556

Capital provision-direct assets	4,859,879	3,620,687
Capital provision-indirect assets	185,509	114,869
Total capital provision assets	5,045,388	3,735,556

Unrealized fair value at end of period	2,764,825	1,689,407

The table below sets forth the components of the capital provision income/(loss) for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Realized gains/(losses)	251,618	161,707	153,607
Fair value adjustment during the period, net of previously recognized unrealized gains transferred to realized gains	1,081,644	169,104	45,804
Income/(loss) on capital provision assets	1,333,262	330,811	199,411
Interest and other income/(loss)	-	2,651	160
Impairment of other asset	-	-	(500)
Foreign exchange gains/(losses)	8,012	(6,357)	(4,517)
Net realized and unrealized loss on due from settlement of capital provision assets	(1)	(11,330)	-
Gains/(losses) on financial liabilities at fair value through profit or loss	-	3,333	-
Break fee income	650	-	-
Total capital provision income as reported in the consolidated statements of operations	1,341,923	319,108	194,554

Exchange differences arising from capital provision assets denominated in a currency other than the functional currency of the entity in which such capital provision assets are held are recognized in capital provision income/(loss) in the consolidated statements of operations. All other foreign exchange translation differences arising from capital provision assets held by non-US dollar functional currency entities are recognized in other comprehensive income/(loss) in the consolidated statements of comprehensive income. The currency of the primary economic environment in which the Group’s entity operates is referred to as the “functional currency” of the Group’s entity.

On a consolidated basis, the capital provision-indirect assets represent legal finance assets in the Advantage Fund and, prior to its liquidation in the fourth quarter of 2023, equity securities and related claims in the Strategic Value Fund.